Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
7. Leases
We have non-cancelable operating leases for our corporate offices in Tel Aviv, Israel and in New York, New York in the United States. The leases for these facilities in Tel Aviv and New York expire in 2031 and 2029, respectively and we have options to renew these leases through 2036 and 2034, respectively. These renewal options are excluded from the calculation of operating lease ROU assets and operating lease liabilities. We sublease a portion of our office space in Tel Aviv and New York.
The components of operating lease cost for the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
	(in thousands)
Operating lease cost	$6,242	$6,140
Variable lease cost	1,010	1,257
Short-term lease cost	170	304
Sublease income	(1,347)	(786)
Total operating lease cost	$6,075	$6,915
Our lease costs prior to the adoption of ASC 842 were $5.9 million for the year ended December 31, 2021. Sublease income was $0.1 million for the year ended December 31, 2021.
As of December 31, 2023, the weighted average remaining lease term and the weighted average discount rate for our operating leases were 6.5 years and 4.6%, respectively. As of December 31, 2022, the weighted average remaining lease term and the weighted average discount rate for our operating leases were 7.4 years and 4.6%, respectively.
The future minimum lease payments included in the measurement of our operating lease liabilities as of December 31, 2023, were as follows:

Amount
Year Ending December 31,
2024	$5,744
2025	5,714
2026	5,759
2027	5,804
2028	5,851
Thereafter	7,183
Total undiscounted lease payments	36,055
Less: imputed interest	(4,746)
Present value of operating lease liabilities	$31,309
The following table presents our operating lease ROU assets by geographic region:

	As of December 31,
	2023	2022
	(in thousands)
Israel	$18,782	$22,560
United States	10,960	12,598
Total operating lease right-of-use assets	$29,742	$35,158

Excluded from the tables above is an unsecured and undated promissory note issued in December 2020 in connection with the execution of a lease agreement for an amount of $2.9 million and $3.0 million as of December 31, 2023 and 2022, respectively. The promissory note may only be withdrawn in the event of a material and fundamental breach of the lease agreement. The promissory note expires three months after the lease termination date. As of December 31, 2023 and 2022, we were in full compliance of the terms and conditions of the promissory note, and the promissory note has not been withdrawn.